Income taxes (Tables)	9 Months Ended
Sep. 30, 2013
Income taxes [Abstract]
Schedule of the Provision for Income Taxes

The provision for income taxes consists of the following:

	For the Nine Months Ended September 30,		For the Years Ended December 31,
	2013	2012	2012	2011	2010
	(unaudited)	(unaudited)
Current	$112,662	$180,229	$301,932	$193,751	$199,140
Deferred	42,876	(161,192)	(176,755)	(43,556)	(78,280)
Effect of change in valuation allowances	-	-	(111,375)	46,038	-
Totals	$155,538	$19,037	$13,802	$196,233	$120,860

Schedule of the Reconciliation Between the Effective Tax Rate and the Statutory Tax Rate

The reconciliation between the Company's effective tax rate on income from continuing operations and the statutory rate is as follows:

	For the Nine Months Ended September 30,		For the Years Ended December 31,
	2013	2012	2012	2011	2010
	(unaudited)	(unaudited)
Income tax expense at federal statutory rate	$-	$-	$-	$-	$-
State and local income taxes	155,538	19,037	125,177	150,195	120,860
Change in valuation allowance	-	-	(111,375)	46,038	-
Income tax expense	$155,538	$19,037	$13,802	$196,233	$120,860

Schedule of the Components of Deferred Tax Assets and Liabilities

Significant components of the Company's deferred tax assets and liabilities are as follows:

	At September 30,	At December 31,
	2013	2012	2011
Long-term deferred tax assets (liabilities):	(unaudited)
State and local net operating loss carryforwards	$59,874	$76,918	$90,157
Deferred rent	168,079	169,183	115,031
Lease incentives	34,914	36,868	38,842
Depreciation and amortization	44,089	66,413	(56,857)
Total long-term deferred tax assets	306,956	349,382	187,173

Valuation allowance	-	-	(111,375)
Total net deferred tax assets	$306,956	$349,382	$75,798